SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 12,659,303	¥ 10,838,295
Less: accumulated depreciation	(757,985)	(607,238)
Less: accumulated impairment	(11,617)
Property, plant and equipment, net	11,889,701	10,231,057
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,916,481	4,321,283
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	326,530	340,375
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29,598	16,637
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,379	24,377
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	527,987	181,463
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,703,125	5,813,137
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 145,203	¥ 141,023